Share-based Compensation - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Last sixty trading days
Grants on February 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 25, 2014
Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 03, 2015
Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2016
Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 09, 2016
Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 25, 2016
Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 24,2017
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	5,956,406,000
Fair value of shares	124,400
Restricted virtual shares [member] | Grants on February 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,570,698,000
Fair value of shares	30,400
Restricted virtual shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,237,090,000
Fair value of shares	30,200
Restricted virtual shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,095,720,000
Fair value of shares	31,100
Restricted virtual shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	55,994,000
Fair value of shares	1,100
Restricted virtual shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	70,978,000
Fair value of shares	1,100
Restricted virtual shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,925,926,000
Fair value of shares	30,500
Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,695,738,000
Fair value of shares	27,794,000
Virtual performance shares [member] | Grants on February 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	333,161,000
Fair value of shares	5,460,700
Virtual performance shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	446,430,000
Fair value of shares	7,317,200
Virtual performance shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	386,107,000
Fair value of shares	6,328,500
Virtual performance shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	20,293,000
Fair value of shares	332,600
Virtual performance shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	33,215,000
Fair value of shares	544,400
Virtual performance shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	476,533,000
Fair value of shares	7,810,600